ANALYSIS OF CASH FLOWS	12 Months Ended
Dec. 31, 2025
Cash flows from (used in) operating activities [abstract]
ANALYSIS OF CASH FLOWS
9. ANALYSIS OF CASH FLOWS
The following tables analyse the net cash inflow from operating activities presented within the main cash flow statement.
Net cash inflow from operating activities:

	2025	2024	2023
	£m	£m	£m
(Loss)/profit for the year	(172)	629	197
Taxation	303	402	149
Revaluation and retranslation of financial instruments	16	50	(7)
Finance costs	352	417	389
Finance and investment income	(78)	(137)	(127)
Earnings from associates	(39)	(36)	(70)
Operating profit	382	1,325	531
Adjustments for:
Non-cash share-based incentive plans (including share options)	73	109	140
Depreciation of property, plant and equipment	142	156	165
Depreciation of right-of-use assets	201	213	257
Goodwill impairment	641	237	63
Property-related impairment charges	114	3	185
Other impairment charges	5	26	18
Amortisation and impairment of acquired intangible assets	61	93	728
Amortisation of other intangible assets	43	32	25
Gains on disposal of investments and subsidiaries	(6)	(322)	(7)
Gains on disposal of property, plant and equipment	—	(7)	—
Other transaction costs	—	10	—
Operating cash flow before movement in working capital and provisions	1,656	1,875	2,105
Decrease in trade receivables and accrued income	307	309	232
(Decrease)/increase in trade payables	(390)	31	(238)
(Increase)/decrease in other receivables	(108)	16	125
Decrease in other payables	(110)	(240)	(445)
Increase in provisions	10	69	66
Cash generated by operations	1,365	2,060	1,845
Corporation and overseas tax paid	(398)	(392)	(395)
Interest paid on lease liabilities	(95)	(95)	(103)
Other interest and similar charges paid	(282)	(306)	(275)
Interest received	97	109	116
Investment income	13	11	13
Dividends from associates	45	31	43
Contingent consideration liability payments recognised in operating activities[1]	(21)	(10)	(6)
Net cash inflow from operating activities	724	1,408	1,238
Note
[1]Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities

Acquisitions and disposals:
	2025	2024	2023
	£m	£m	£m
Initial cash consideration	(133)	(47)	(227)
Cash and cash equivalents acquired	1	14	23
Contingent consideration payments recognised in investing activities[1]	(44)	(87)	(53)
Purchase of other investments (including associates)	(7)	(33)	(10)
Acquisitions	(183)	(153)	(267)
Proceeds on disposal of investments and subsidiaries[2]	15	646	100
Cash and cash equivalents disposed	(1)	(93)	(1)
Disposals of investments and subsidiaries	14	553	99
Cash consideration received from non-controlling interests	—	—	46
Cash consideration for purchase of non-controlling interests	(8)	(87)	(16)
Cash consideration (for)/from non-controlling interests[3]	(8)	(87)	30
Net acquisition payments and disposal proceeds	(177)	313	(138)
Notes
[1]Contingent consideration payments in excess of the amount determined at acquisition are recorded as operating activities
[2]Proceeds on disposal of investments and subsidiaries include return of capital from investments in associates
[3]Cash consideration for/from non-controlling interests is included within financing activities

Share repurchases and buybacks:
	2025	2024	2023
	£m	£m	£m
Purchase of own shares by ESOP trusts	(97)	(82)	(54)
Net cash outflow	(97)	(82)	(54)